Summary of Restricted Stock (Details) - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding beginning balance | shares
Weighted average grant date price, outstanding beginning balance | $ / shares
Number of shares, granted | shares	55,000
Weighted average grant date price, granted | $ / shares	$ 3.68
Number of shares, vested | shares
Weighted average grant date price, vested | $ / shares
Number of shares, forfeited or expired | shares
Weighted average grant date price, forfeited or expired | $ / shares
Number of shares, outstanding ending balance | shares	55,000
Weighted average grant date price, outstanding ending balance | $ / shares	$ 3.68